Key Sources Of Estimation Uncertainty - Additional Information (Detail) - HKD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Key Sources Of Estimation Uncertainty [Line Items]
Goodwill	$ 58,675	$ 58,675	$ 0
Intangible assets	$ 36,418	$ 40,411